Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 17, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Loan amount	$ 15,000
Principal balance amount	15,000
Notes receivable		$ 15,189	$ 15,189
Interest income		2,721	2,348	$ 1,164
Affiliated Entity [Member]
Related Party Transactions [Line Items]
Term loan agreement	$ 15,000
Fixed interest rate	5.00%
Notes receivable		200	200
Interest income		800
Interest receivable		$ 15,000	$ 15,000